Property and Equipment, Net	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

As of September 30, 2019 and 2020, property and equipment, net consisted of the following:

	As of September 30,
	2019	2020
Equipment for rental business	$3,171,240	$2,173,282
Production line for e-bicycles	203,646	1,118,521
Furniture, fixtures and office equipment	22,885	44,869
Vehicles	27,955	29,121
	3,425,726	3,365,793
Less: accumulated depreciation	(1,261,869)	(256,748)
Property and equipment, net	$2,163,857	$3,109,045

For the years ended September 30, 2018, 2019 and 2020, depreciation expense amounted to $599,045, $944,036 and $1,018,856, respectively. For the years ended September 30, 2018, 2019 and 2020, the Company disposed its property and equipment, with proceeds of $nil, $206,355 and $1,135,964 and recognized gain from disposal of property and equipment of $nil, $143,857 and $542,320 in the consolidated statements of income, respectively.